SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 HKD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2013 Plant, Buildings and Improvements [Member] Minimum [Member]	Dec. 31, 2013 Plant, Buildings and Improvements [Member] Maximum [Member]	Dec. 31, 2013 Machinery and Equipment [Member] Minimum [Member]	Dec. 31, 2013 Machinery and Equipment [Member] Maximum [Member]	Dec. 31, 2013 Motor Vehicles [Member]	Dec. 31, 2013 Office Equipment [Member] Minimum [Member]	Dec. 31, 2013 Office Equipment [Member] Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Year end RMB: US$ exchange rate		6.1943			6.3086		6.3585
Average yearly RMB: US$ exchange rate		6.1122			6.3116		6.4640
Research and development costs	$ 1,260,440			$ 1,132,256		$ 755,746
Retirement benefits, contributions by company	198,019			213,617		112,960
Unrecorded deferred income tax liability for earnings are intended to be permanently reinvested	41,518,259
VAT rate	17.00%	17.00%	17.00%
VAT deductible	298,056
Accumulated statutory reserves	436,672			294,219		1,210,351
DPS compensation maximum			500,000
Accounts receivable, allowance for doubtful accounts	1,336,177			1,277,091
Advance to suppliers	50,614,815			77,948,496
Advance to suppliers, aging within 60 days	26,922,732
Advance to suppliers, aging within 60-90 days	18,176,284
Advance to suppliers, aging over 90 days	5,515,799
Customer deposits	2,908,271			384,602
Prepayment for plant and equipment				$ 7,933,361
Amortization period, lease term	50 years	50 years	50 years
Property, Plant and Equipment [Line Items]
Estimated useful life								5 years	20 years	5 years	20 years	5 years	5 years	10 years